Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

On February 5, 2026, the Company entered into a securities purchase agreement (the “SPA”), pursuant to which the Company agreed to issue to the Investor a Promissory Note (the “Note”), dated February 5, 2026, in the principal amount of $250,000. The Note was funded by the Investor on February 5, 2026, with the Company receiving funding of $200,000, net of OID of $50,000. The Note matures on May 4, 2026.

In connection with the Note, the Company also issued a warrant to purchase up to $250,000 of shares of common stock at an exercise price of $12 per share. The exercise price of the warrant may be reset once in the event that the Company completes a registered stock Offering at a price per share below $12. The warrant carries piggyback registration rights and expires on February 5, 2031.

On February 5, 2026, the Company repaid a related party promissory note to Thornhill Advisory Group (“Thornhill”), a company beneficially owned by our Chief Financial Officer, in the principal amount of $9,018 and accrued interest of $21.

On February 5, 2026, the Company repaid a related party promissory note to Thornhill for $8,865 and accrued interest of $95.

On February 26, 2026, pursuant to a certain Securities Exchange Agreement (“SEA”), the Company agreed to exchange 10,000 shares of Exousia Pro, Inc, (f/k/a Marijuana Inc.) for 2,000,000 shares of Exousia Bio, Inc., (f/k/a LAMY). (“LMMY”). Also pursuant to the SEA, the Company agreed to enter into a lock-up agreement whereby the Company shall be prohibited from selling any shares of LMMY for a period of 1 year, and then shall be permitted to sell up to 20,000 shares of LMMY per month for the following six months (“Leak-Out Period”).

If, (a) on the expiration date of the Leak-Out Period, the closing price of LMMY’s common stock, as reported on OTCMarkets.com, shall be less than $4.00 per share (the “Evaluation Price”) and, (b) if, on any trading day during the Lock-Up Period, the closing price of LMMY’s common stock shall not have equaled or exceeded $4.00 per share (the “Deficient Lock-Up Period Price”), then Pro Holding shall be required to transfer additional shares of its common stock (the “Additional Exchange Shares”, which shall be included in the term “Exchange Shares” for all purposes herein), in accordance with the following formula: The Evaluation Price multiplied by the True-Up Percentage (where by True-Up Percentage equals the Deficient Lock-Up Period Price divided by the Evaluation Price) equals the number of Additional Exchange Shares.

On March 12, 2026, the Company and its former CEO, Charles Todd, Jr., entered into an agreement whereby the Company will pay to Mr. Todd $275,147 as settlement of accrued salary and his outstanding note payable of $36,912, plus 8% interest on the outstanding balance of his Promissory Note with a face value of $36,912 within 7 days of a consummation of an up-listing of the Company’s common stock on a national trading exchange and accompanying fund raise. Additionally, Mr. Todd will immediately be issued 22,985 restricted shares of the Company’s common stock.